Equity	12 Months Ended
Sep. 30, 2023
Equity [Abstract]
EQUITY

23. EQUITY

Unless otherwise indicated, all share amounts and per share amounts issued and outstanding prior to August 31, 2023 in this subsection are not presented to give effect to a 1-for-2 share split of the Ordinary Shares and Series A convertible preferred shares, which was effected on September 1, 2023.

The Company has performed a series of issuance of Ordinary Shares resulting in 38,074,888 Ordinary Shares issued and outstanding as of September 30, 2023. The Company only has one single class of Ordinary Shares that is accounted for as permanent equity.

	Ordinary shares		Amount	Amount
Issued Date	Issued	Accumulated	JPY	US$
May 24, 2019	10,000,000	10,000,000	10,000,000	81,248
June 30, 2021	2,312,500	12,312,500	185,000,000	1,681,098
December 28, 2021	975,000	13,287,500	195,000,000	1,697,376
February 28, 2022	200,000	13,487,500	70,000,000	608,114
March 28, 2022	242,858	13,730,358	85,000,300	689,658
December 15, 2022	215,718	13,946,076	75,501,300	547,432
January 31, 2023	571,930	14,518,006	114,386,000	878,743
February 28, 2023	857,143	15,375,149	300,000,050	2,204,424
March 29, 2023	40,000	15,415,159	20,000,000	150,726
March 30, 2023	40,000	15,455,159	20,000,000	150,700
March 31, 2023	1,735,724	17,190,873	607,503,400	4,576,297
April 1, 2023	20,000	17,210,873	10,000,000	75,330
April 3, 2023	20,000	17,230,873	10,000,000	75,558
April 10, 2023	200,000	17,430,873	100,000,000	747,664
April 11, 2023	20,000	17,450,873	10,000,000	74,834
April 12, 2023	20,000	17,470,873	10,000,000	75,048
April 24, 2023	92,000	17,562,873	46,000,000	342,236
April 25, 2023	6,000	17,568,873	3,000,000	22,396
April 28, 2023	40,000	17,608,873	20,000,000	147,070
August 31, 2023*	—	35,217,746	—	—
August 31, 2023**	2,857,142	38,074,888	—	—
September 30, 2023***	—	38,074,888	—	—

*	Giving retroactive effect to the 1 for 2 share split effected on September 1, 2023.
**	Pursuant to the Company’s articles of incorporation, on August 31, 2023, Autobacs Seven requested the Company to convert its 2,857,142 Series A convertible preferred shares on August 31, 2023. On August 31, 2023, the Company issued 2,857,142 Ordinary Shares to Autobacs Seven, and in exchange, the Company acquired the 2,857,142 Series A convertible preferred shares, which were canceled by the Company on October 20, 2023.
***	On July 20, 2023, the Company’s board of directors approved a share split of the outstanding Ordinary Shares and Series A convertible preferred shares at a ratio of 1:2, which was based on a record date of August 31, 2023 and became effective on September 1, 2023, resulting in 38,074,888 Ordinary Shares being issued and outstanding and 2,857,142 Series A convertible preferred shares being issued after the share split.

Pursuant to the Company’s articles of incorporation, on August 31, 2023, Autobacs Seven requested the Company to convert its 2,857,142 Series A convertible preferred shares on August 31, 2023. On August 31, 2023, the Company issued 2,857,142 Ordinary Shares to Autobacs Seven, and in exchange, the Company acquired the 2,857,142 Series A convertible preferred shares, which were canceled by the Company on October 20, 2023.

	Ordinary shares		Amount	Amount
Issued Date	Issued	Accumulated	JPY	US$
October 20, 2021	1,428,571	1,428,571	99,999,970	875,350
March 31, 2023*	—	2,857,142	—	—
October 21, 2023**	—	—	—	—

*	Giving retroactive effect to the 1 for 2 share split effected on September 1, 2023.
**	On July 20, 2023, the Company’s board of directors approved a share split of the Company’s outstanding Ordinary Shares and Series A convertible preferred shares at a ratio of 1:2, which was based on a record date of August 31, 2023 and became effective on September 1, 2023, resulting in 38,074,888 Ordinary Shares being issued and outstanding and 2,857,142 Series A convertible preferred shares being issued after the share split. Pursuant to the Company’s articles of incorporation, on August 31, 2023, Autobacs Seven requested the Company to convert its 2,857,142 Series A convertible preferred shares on August 31, 2023. On August 31, 2023, the Company issued 2,857,142 Ordinary Shares to Autobacs Seven, and in exchange, the Company acquired the 2,857,142 Series A convertible preferred shares, which were canceled by the Company on October 20, 2023.

The Company believes it is appropriate to reflect the above transactions on a retroactive basis similar to share split or dividend pursuant to ASC 260. All references made to share or per share amounts in the accompanying financial statements and applicable disclosures have been retroactively adjusted to reflect the 1 for 2 share split.

Shares to be issued relate to advances from third parties and are non-trade, unsecured, interest-free and quasi equity in nature.